Discontinued operations	12 Months Ended
Dec. 31, 2017
Discontinued Operations [Abstract]
Discontinued operations
5.	Discontinued operations

A discontinued operation is a part of the Company’s business that has been disposed of or has been classified as held for sale and that represents a major line of its business or geographic area of operation, is part of a single coordinated plan to dispose of such a line of business or area of operations, or is a subsidiary acquired exclusively with a view to resell. The results of discontinued operations are presented separately on the face of the consolidated statements of net income and comprehensive income and the assets and liabilities are presented separately on the face of the consolidated statements of financial position as held for sale until the sale occurs. During 2017, the Company classified the active pharmaceutical ingredients line of business, which consists of the Apicore business, as discontinued operations. Upon the occurrence of discontinued operations, the net loss of the discontinued operation is presented separately in the consolidated statements of net income and comprehensive income, net of tax.

Assets are classified as held for sale when it is expected that their carrying value will be recovered principally through sale rather than their continued use. For this to be the case, the asset must be available for immediate sale in its present condition, subject only to terms that are usual and customary for sales of such asset and a sale must be highly probable.

For the sale to be highly probable, management and the Board of Directors of the Company must be committed to a plan to sell the asset, and an active program to locate a buyer and complete the plan must have been initiated. The asset must be actively marketed for sale at a price that is reasonable in relation to its current fair value and the sale should be expected to qualify for recognition as a completed sale within one year from the date of classification.

Assets held for sale that were previously classified as non-current assets are recorded at the lower of carrying value or fair value less costs to sell and non-current liabilities classified as held for sale are recorded at their carrying value. Assets held for sale are no longer amortized. The consolidated statement of financial position is not restated for the comparative period.

On October 2, 2017, the Company sold its interests in Apicore (the “Apicore Sale Transaction”) to an arm’s-length, pharmaceutical company (the “Buyer”). The Company acquired Apicore in a series of transactions occurring between July 3, 2014 and July 12, 2017 as described in note 4.

Under the Apicore Sale Transaction, the Company received a closing payment of U.S.$57,623,125 upon the closing of the transaction. Additional working capital and deferred payments of U.S.$52,886,588 were received subsequent to December 31, 2017 as part of the Apicore Sales Transaction and have been recorded as consideration receivable as at December 31, 2017. Additionally, a contingent payment in the form of an earn-out based on the achievement of certain financial results by Apicore for the year ended December 31, 2017 could have been received, however the financial results specified under the Apicore Sales Transaction were not achieved. As a result, no amount has been recorded in the consolidated financial statements pertaining to this potential earn-out payment. Additionally, under the Apicore Sale Transaction, the Buyer held an option to acquire Apicore’s Indian operations for a fixed price until December 31, 2017. This option lapsed without exercise and the Company, subsequent to December 31, 2017, sold Apicore’s Indian operations, to a company owned by the former President and Chief Executive Officer of Apicore Inc. The net assets held for sale will be released from accounts payable and accrued liabilities subsequent to year end.

The funds received by the Company under the Apicore Sales Transaction and the funds still to be received reflect the net proceeds after payment of all transaction costs, including commissions and transaction bonuses, the redemption of any outstanding Apicore employee stock options and the redemption of the Class A-1 preferred shares.

Set out below is the financial performance for years ended December 31, 2017 and 2016 relating to the Apicore business:

Year ended December 31	2017	2016
Revenue	$22,759,385	$7,798,838
Expenses	(47,936,485)	(9,263,926)
Revaluation of long-term derivative	-	20,560,440
Gain on step acquisition	-	4,895,573
(Loss) income from discontinued operations	$(25,177,100)	$23,990,925
Income tax recovery (expense)	1,847,055	(632,607)
Loss (income) after income tax recovery (expense)	(23,330,045)	23,358,318
Gain on disposition of the Apicore business	55,254,236	-
Income from discontinued operations	$31,924,191	$23,358,318

Set out below is the cash flow information for the years ended December 31, 2017 and, 2016 relating to the Apicore business:

Year ended December 31	2017	2016
Net cash flows used in operating activities	$5,210,341	$(1,295,487)
Net cash flows from (used in) investing activities	54,326,360	(421,077)
Net cash flows (used in) from financing activities	(80,944,373)	44,294,204
Net cash flows used in discontinued operations	$(21,407,672)	$42,577,640

Set out below are the details of the sale of the Apicore business:

Year ended December 31	2017
Consideration received or receivable:
Cash, net of transaction costs	$89,719,599
Consideration receivable, net of transaction costs	66,134,678
Holdback receivable, net of transaction costs	10,817,771
Total consideration	166,672,048
Less: Carrying amount of net assets of Apicore U.S. sold on October 2, 2017	86,879,250
Less: Carrying amount of net assets of Apicore India classified as held for sale	7,076,548
Gain on sale before income tax and reclassification of foreign currency translation reserve	72,716,250
Reclassification of foreign currency translation reserve	(5,191,573)
Income tax expense on gain on sale	(12,270,441)
Net gain on sale of Apicore	$55,254,236

Set out below are the carrying amounts of the assets and liabilities of Apicore Inc. as at the date of sale:

As at October 2, 2017
Assets:
Cash	$2,290,077
Accounts receivable	3,629,154
Inventories	3,289,929
Prepaid expenses	414,762
Note payable with Medicure	18,507,400
Property, plant and equipment	2,322,385
Intangible assets	87,610,416
Goodwill	44,218,265
Total assets	$162,282,388

Liabilities:
Accounts payable and accrued liabilities	$5,530,894
Current portion of capital lease liabilities	163,982
Deferred revenue	540,153
Redemption of Series A-1 preferred shares	2,070,804
Deposit on acquisition	31,262,500
Deferred tax liability	33,291,958
Capital lease liabilities	461,307
Non-controlling interest	2,081,540
Total liabilities	$75,403,138

In connection with the Apicore Sale Transaction, the Company repaid the $18,507,400 note payable to Apicore Inc., which is included in the total assets of Apicore Inc. at the date of sale above, from cash on hand. The Company had originally obtained the loan from its subsidiary Apicore Inc. in July 2017.

As previously described, the Company retained ownership in Apicore’s Indian operations until the lapse of the Buyer Option and subsequent to December 31, 2017, Apicore’s Indian operations were sold to a company owned by the former President and Chief Executive Officer of Apicore Inc.

Immediately before the classification as discontinued operations, the recoverable amount was estimated for certain items and no impairment loss was identified. As at December 31, 2017, a write-down of $1,791,484 was recognized to reduce the carrying amount of the assets in the disposal group to their fair value less costs to sell. This was recognized in discontinued operations in the statements net income and comprehensive income. Fair value measurement disclosures are provided in note 18.

Set out below are the carrying amounts of the assets and liabilities of Apicore India as at December 31, 2017, which are included in the calculation of the gain on sale:

As at December 31, 2017
Assets:
Cash	$30,981
Accounts receivable	1,829,990
Inventories	4,259,511
Prepaid expenses	996,177
Property, plant and equipment	6,755,543
Other assets	180,659
Total assets	$14,052,861

Liabilities:
Short-term borrowings	$658,196
Current portion of long-term debt	294,121
Accounts payable and accrued liabilities	4,608,313
Long-term debt	595,727
Deferred tax liabilities	608,490
Other liabilities	211,466
Total liabilities	$6,976,313